Going Concern Uncertainty (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 02, 2020	Sep. 18, 2020	Jan. 31, 2021	Nov. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Apr. 18, 2020
Net loss					$ (1,481,000)	$ (351,000)	$ (4,722,000)	$ (754,000)	$ (2,047,000)	$ (259,000)
Unrestricted cash					1,710,000		1,710,000
Debt instrument principal amount					3,350,100		3,350,100
Unamortized debt issuance costs					1,000		1,000		11,000
Negative working capital					(137,000)		(137,000)
Subsequent Event [Member]
Expected additional proceeds from loan	$ 500,000		$ 500,000
Asset Purchase Agreement [Member] | eGames.com Holdings LLC [Member]
Proceed from sale of assets		$ 2,000,000
Loan amount, description		No assurances can be given that the Company will obtain such $500,000 loan from such affiliate or from any other party.
Paycheck Protection Program [Member]
Debt instrument principal amount												$ 1,625,000
Paycheck Protection Program [Member] | Subsequent Event [Member]
Debt instrument principal amount				$ 532,000
Debt forgiven				1,093,000
Loan amount				$ 1,625,100
Paycheck Protection Program [Member] | Asset Purchase Agreement [Member]
Debt instrument principal amount					1,000,000		1,000,000
Avid Bank Term Loan [Member]
Unrestricted cash									3,209,000
Debt instrument principal amount									$ 2,750,000
Avid Bank Term Loan [Member] | Paycheck Protection Program [Member]
Debt instrument principal amount					$ 725,000		$ 725,000				$ 16,251,000